Subsequent Events (Details) - USD ($)															1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 27, 2020	Apr. 22, 2020	Apr. 17, 2020	Apr. 16, 2020	Apr. 13, 2020	Apr. 07, 2020	Apr. 03, 2020	Apr. 02, 2020	Sep. 10, 2019	Sep. 04, 2019	Sep. 03, 2019	Aug. 08, 2019	Jul. 03, 2019	Feb. 06, 2019	Apr. 30, 2020	Jul. 31, 2019	Jul. 22, 2019	Feb. 22, 2018	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2020	Aug. 20, 2019	Jun. 30, 2019
Subsequent Event [Line Items]
Lease expires date													Jun. 30, 2021
Deposit													$ 10,000
Monthly installments													3,000
Future lease payments June 30, 2020													36,000
Future lease payments June 30, 2021													36,000										$ 13,500
Convertible notes payable																							$ 1,354,133		$ 2,124,824
Shares issued in acquisition														38,625
Warrants exercised										375,975
Subsequent Event [Member] | Payment Protection Loan [Member]
Subsequent Event [Line Items]
Proceeds from loan															$ 310,832
Interest rate															0.98%
Interlock Concepts, Inc. and Ehlert Solutions, Inc [Member]
Subsequent Event [Line Items]
Percentage of stock acquired											100.00%
Shares issued in acquisition											1,350,000
Purchase price											$ 3,000,000
Term of note payable											2 years
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for services																	210,000				100	471,473
Shares issued in acquisition																					687,630	8,067,889
Investor [Member]
Subsequent Event [Line Items]
Convertible notes payable												$ 200,000	$ 165,000						$ 130,000	$ 130,000				$ 225,000
Shares issued under terms of convertible note												50,000
Debt conversion convertible note amount																		$ 70,000	$ 382,000
Debt conversion convertible note shares issued																			527,632
Principal amount converted in exchange of shares, value																			$ 200,000
Principal amount converted in exchange of shares issued																			96,200
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount	$ 7,679	$ 27,079	$ 25,700	$ 22,300	$ 19,400	$ 23,000	$ 23,300	$ 12,000							$ 21,000
Debt conversion convertible note shares issued	5,726,223	10,315,810	9,790,476	9,306,123	8,122,449	5,476,190	6,666,667	5,000,000							8,775,511
Investor [Member] | Subsequent Event [Member] | Transaction One [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount					$ 4,435
Debt conversion convertible note shares issued					6,177,428
Financial advisor [Member]
Subsequent Event [Line Items]
Shares issued for services																250,000
Consultant [Member]
Subsequent Event [Line Items]
Shares issued for services																				60,000
Software developer [Member]
Subsequent Event [Line Items]
Shares issued for services									35,000
Different Investor [Member]
Subsequent Event [Line Items]
Convertible notes payable																			$ 145,000	$ 145,000
Different Investor [Member] | Additional investment into a new convertible note [Member]
Subsequent Event [Line Items]
Convertible notes payable																			$ 234,000	$ 234,000
Investor One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount							$ 12,000	$ 23,400
Debt conversion convertible note shares issued							5,000,000	6,694,678